Other Financial Assets and Liabilities	6 Months Ended
Jun. 30, 2024
Text Block [abstract]
Other financial assets and liabilities
D.3 Other financial assets and liabilities

	30 June 2024 US$m	31 December 2023 US$m
Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	160	248
Other financial assets	100	53
Financial instruments at fair value through other comprehensive income
Other financial assets	—	28

Total other financial assets	260	329

Current	154	209
Non-current	106	120

Net carrying amount	260	329

Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	126	74
Embedded derivative	188	35
Other financial liabilities	41	—

Total other financial liabilities	355	109

Current	152	67
Non-current	203	42

Net carrying amount	355	109

Hedging activities
During the period, the following hedging activities were undertaken:

•	The Group had hedged approximately 29.3 MMboe of 2024 oil production at an average price of approximately $75.6 per barrel, of which approximately 49% was delivered as at 30 June 2024.

•	The Group additionally hedged approximately 15 MMboe of 2025 oil production at an average price of approximately $81.2 per barrel.

•
The Group also has a hedging program for Corpus Christi LNG volumes designed to protect against downside pricing risk. These hedges are Henry Hub (HH) and Title Transfer Facility (TTF) commodity swaps. Approximately 70% of volumes for the remainder of 2024, 48% of 2025 and 9% of 2026 volumes have been hedged.

•
Through foreign exchange forward contracts, the Group hedged the Australian dollar to US dollar exchange rate for a portion of the Australian dollar denominated capital expenditure expected to be incurred for the Scarborough development.

The following table presents the Group’s derivative financial instruments designated as hedges, measured and recognised at fair value:

	30 June 2024 US$m	31 December 2023 US$m
Oil swaps (cash flow hedges)	(53)	(14)
HH Corpus Christi commodity swaps (cash flow hedges)	(24)	(44)
TTF Corpus Christi commodity swaps (cash flow hedges)	72	181
Interest rate swaps (cash flow hedges)	48	43
Foreign exchange forwards (cash flow hedges)	(9)	8

Total derivative financial instruments asset designated as hedges	34	174

Embedded commodity derivative
In 2023, the Group entered into a revised long-term gas sale and purchase contract (GSPA) with Perdaman, where a component of the selling price is linked to the price of urea. The contract was assessed to contain an embedded commodity derivative that is required to be separated and recognised at fair value through profit and loss. The carrying value of the embedded derivative at 30 June 2024 amounted to a net liability of $188 million (31 December 2023: net liability of $35 million). The derivative is remeasured to fair value at each reporting date in accordance with the urea price at that date. For the six-month
period ended 30 June 2024, an unrealised loss of $153 million (30 June 2023: unrealised loss of $52 million) has been recognised through other expenses.
Fair value
Except for the other financial assets and other financial liabilities set out in this note, there are no other material financial assets or financial liabilities carried at fair value. Other financial assets and other financial liabilities set out in this note are classified as Level 2 on the fair value hierarchy with market observable inputs, with the exception of the embedded commodity derivative which has been classified as Level 3 on the fair value hierarchy with no market observable inputs. Refer to key estimates and judgements for further details. During the period, there were no reclassifications between the fair value hierarchy levels.
There were no changes to the Group’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the period.
Financial risk factors
The Group’s activities expose its financial instruments to a variety of market risks, including foreign exchange, commodity price and interest rate risk. The half-year financial report does not include all financial risk management information and disclosures required in the Annual Report and, as such, should be read in conjunction with the Group’s 2023 Financial Statements. There have been no significant changes in risk management policies since 31 December 2023. Refer to the embedded commodity derivative key estimates and judgements section for the sensitivity assessment on discount rates and pricing.
Key estimates and judgements
Embedded commodity derivative
The fair value of the Perdaman embedded derivative has been estimated using a Monte Carlo simulation model. The assessment requires management to make certain assumptions about the model inputs, including forecast cash flows, discount rate, credit risk and volatility. These assumptions require significant management judgement and are subject to risk and uncertainty, and hence changes in economic conditions can affect the assumptions. The present value of the embedded derivative was estimated using the assumptions set out below.

•	Inflation rate – 2.5%.

•	Discount rate – a pre-tax interest rate curve (range: 5.8% to 6.95%).

•
Domestic gas pricing – forecast sales are subject to urea pricing. Price assumptions are based on the best market information available at measurement date and derived from short- and long-term views of global supply and demand, building upon past experience of the industry and consistent with external sources. The long-term urea price is determined with reference to the prevailing gas hub (TTF) prices available in the market at reporting date.

The embedded derivative is most sensitive to changes in discount rates and pricing, which may result in unrealised gains or losses recognised in other income/expenses. The nominal impact of the effects of changes to discount rate and long-term price assumptions are estimated as follows:

Change in assumption 1	US$m
Urea sales price: increase of 10%	137
Urea sales price: decrease of 10%	(137)
Discount rate: increase of 1.5% 2	(186)
Discount rate: decrease of 1.5% 2	230

1.	Amounts shown represent the change of the present value of the contract keeping all other variables constant.
2.	A change of 1.5 % represents 150 basis points.